Provisions - Non-tax-related proceedings (Details) € in Millions, £ in Millions, zł in Millions								5 Months Ended	6 Months Ended		12 Months Ended		19 Months Ended
	Jul. 11, 2023 EUR (€)	Feb. 06, 2023 EUR (€)	Jun. 29, 2022 magistrate	Jan. 13, 2022 EUR (€)	Dec. 09, 2021 EUR (€)	Sep. 16, 2021 EUR (€)	May 29, 2020	May 16, 2021 EUR (€)	Jun. 30, 2023 EUR (€) entity	Jun. 30, 2023 PLN (zł)	Dec. 31, 1999 shares	Dec. 31, 1994 child	Dec. 31, 2022 EUR (€)	Jun. 30, 2023 PLN (zł) entity	Jun. 29, 2023 EUR (€)	Jun. 29, 2023 GBP (£)	Jun. 20, 2023 EUR (€)	Dec. 02, 2022 EUR (€)	Dec. 02, 2022 GBP (£)	Jun. 01, 2022 judgement appeal	Mar. 05, 2021 EUR (€)	Mar. 05, 2021 GBP (£)	Jul. 31, 2020 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of other provisions [line items]
PROVISIONS									€ 8,389.0				€ 8,149.0
Number of pilot cases | appeal																				5
Number of judgements rendered on pilot cases appealed | judgement																				4
Banco Popular Espanol S.A.
Disclosure of other provisions [line items]
Estimated cost of compensation to shareholders and bondholders																								€ 680.0
Estimated cost of compensation to shareholders and bondholders applied to the commercial loyalty program																								€ 535.0
Santander Bank Polska and Santander Consumer Bank Poland
Disclosure of other provisions [line items]
Mortgage loans denominated in, or indexed to, CHF									€ 1,543.0					zł 6,844.4
Reimbursement liability from standstill agreement termination
Disclosure of other provisions [line items]
Legal proceedings, amount of entities involved in legal dispute | entity									2					2
PROVISIONS															€ 643.4	£ 552		€ 780.9	£ 670		€ 741.3	£ 636
Reimbursement liability from standstill agreement termination | Genworth Financial International Holdings, Inc.
Disclosure of other provisions [line items]
PROVISIONS																							€ 624.0
Delforca case to request Court judgment on the validity of the swaps
Disclosure of other provisions [line items]
Arbitration matter, amount claimed by entity									€ 66.0
Arbitration matter, amount claimed by counterparty									57.0
Arbitration matter, amount to be received by entity						€ 66.0
Arbitration matter, interest to be received by entity						€ 11.0
Planos Economicos
Disclosure of other provisions [line items]
Period of suspension of economic plan processes							5 years
Planos Economicos | Banco Santander Brasil SA
Disclosure of other provisions [line items]
PROVISIONS																	€ 238.2
Floor clauses
Disclosure of other provisions [line items]
PROVISIONS									55.5
Banco Popular's acquisition
Disclosure of other provisions [line items]
Number of judgements rendered on pilot cases | judgement																				5
Individual plaintiff, CEO functions
Disclosure of other provisions [line items]
PROVISIONS									€ 35.5
Compensation sought in litigation claim								€ 112.0					€ 61.9
Losses on litigation settlements				€ 51.4	€ 67.8
Litigation contingencies, decrease in losses on litigation settlements		€ 8.0
Gains on litigation settlements	€ 9.6
Individual plaintiff, CEO functions | Share Based Variable Remuneration Award 2018
Disclosure of other provisions [line items]
Variable remuneration, deferred payment, long-term metric achievement, percentage									33.30%	33.30%
Breach of marketing alliance agreement
Disclosure of other provisions [line items]
Compensation sought in litigation claim									€ 1,050.0
Conversion of active loans from Swiss Francs to PLN Loans | Santander Bank Polska and Santander Consumer Bank Poland
Disclosure of other provisions [line items]
Mortgage loans, provision and adjustment to gross carrying amount									902.4					zł 4,003.1
Mortgage loans, adjustment to gross carrying amount									775.0					3,437.6
Increase in adjustment to gross carrying amount, mortgage loans									163.4	zł 755.6
Increase through other costs associated									46.3	213.9
Conversion of active loans from Swiss Francs to PLN Loans | Santander Bank Polska and Santander Consumer Bank Poland | Active loans, under IAS 37
Disclosure of other provisions [line items]
PROVISIONS									127.4					zł 565.5
Increase in existing provisions									38.9	zł 180.0
Inheritance trust | Banco Santander Mexico S.A. Institucion De Banca Multiple, Grupo Financiero Santander Mexico
Disclosure of other provisions [line items]
Number of sons involved in testamentary trust | child												4
Amount of shares to be transferred by trustee | shares											36,700,000
Number of magistrates requested to be withdrawed | magistrate			2
Number of magistrates | magistrate			3
Financing terms, bonds issue | URO Property Holdings SOCIMI SA
Disclosure of other provisions [line items]
Legal proceedings, maximum loss									€ 250.0